Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property and Equipment [Line Items]
Schedule of Capital Commitments Future Purchase of Equipment

The following table summarizes the movement in the net book value of property and equipment for the nine-month period ended September 30:

	2025	2024
Balance as of January 1	624	597

Acquisitions	1	—
Additions	221	113
Depreciation	(102)	(89)
Impairment	(6)	(2)
Translation adjustment	12	(49)
Transfers and reclassifications	(2)	(2)
Modifications and reassessments	58	40
Disposals and write-off	(3)	(2)
Divestment and reclassification to Held for sale	—	(1)
Balance as of September 30	803	605

VEON Holdings B.V. [Member]
Property and Equipment [Line Items]
Schedule of Capital Commitments Future Purchase of Equipment

During 2024, the Group acquired property and equipment in the amount of US$17 (2023: US$18), which were not paid for as of year-end. Related payables are included in Trade & other payables.

Net book value	Telecomm- unications equipment	Land, buildings and constructions	Office and other equipment	Equipment not installed and assets under construction	Right-of-use assets	Total
As of January 1, 2024	288	28	20	26	235	597
Additions	1	—	—	161	75	237
Disposals	(1)	—	—	—	(3)	(4)
Depreciation charge for the year	(65)	(3)	(5)	—	(45)	(118)
Divestment and reclassification as held for sale	(1)	—	—	—	—	(1)
Impairment	(3)	—	—	(1)	—	(4)
Impairment reversal	—	—	—	1	—	1
Transfers	119	3	7	(153)	—	(24)
Translation adjustment	(27)	(3)	(3)	(3)	(24)	(60)
As of December 31, 2024	311	25	19	31	238	624
Net book value	Telecomm- unications equipment	Land, buildings and constructions	Office and other equipment	Equipment not installed and assets under construction	Right-of-use assets	Total
As of January 1, 2023	252	30	19	64	205	570
Additions	—	—	—	105	102	207
Disposals	(1)	—	—	—	(13)	(14)
Depreciation charge for the year	(66)	(3)	(5)	(1)	(52)	(127)
Divestment and reclassification as held for sale	—	—	(1)	—	—	(1)
Impairment	(3)	—	—	(1)	—	(4)
Impairment reversal	2	—	—	—	1	3
Transfers	115	2	8	(140)	—	(15)
Translation adjustment	(11)	(1)	(1)	(1)	(8)	(22)
As of December 31, 2023	288	28	20	26	235	597

Schedule of Right of Use Assets

The following table summarizes the movement in the net book value of right-of-use assets (“ROU”) for the year ended December 31:

Net book value	ROU – Telecommunications Equipment	ROU – Land, Buildings and Constructions	ROU – Office and Other Equipment	Total
As of January 1, 2024	225	7	3	235
Additions	71	1	3	75
Disposals	(2)	—	—	(2)
Depreciation charge for the year	(41)	(2)	(2)	(45)
Translation adjustment	(24)	(1)	—	(25)
As of December 31, 2024	229	5	4	238
Net book value	ROU – Telecommunications Equipment	ROU – Land, Buildings and Constructions	ROU – Office and Other Equipment	Total
As of January 1, 2023	199	5	1	205
Additions	94	4	4	102
Disposals	(13)	—	—	(13)
Depreciation charge for the year	(49)	(2)	(1)	(52)
Impairment reversal	1	—	—	1
Translation adjustment	(7)	—	(1)	(8)
As of December 31, 2023	225	7	3	235

Schedule of Lease Liabilities

The Group recognized lease liabilities as follows as of December 31:

	2024	2023
Short-term lease liabilities (Note 14)	78	74
Long-term lease liabilities (Note 14)	216	207
Total lease liabilities	294	281

Schedule of Capital Commitments Future Purchase of Equipment	Capital commitments for the future purchase of equipment are as follows as of December 31:
	2024	2023
Less than 1 year	40	10
Total commitments	40	10

Schedule of Estimated Useful Lives of Assets

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets. The useful life of Group assets generally fall within the following ranges:

Class of property and equipment	Useful life
Telecommunication equipment	5 – 20 years
Buildings and constructions	5 – 30 years
Office and other equipment	2 – 8 years
Right-of-use assets	Equivalent lease term